SHAREHOLDER'S CAPITAL - Share Issuances and Cancellations (Details)	12 Months Ended
Dec. 31, 2023 shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	380,211,030
Changes in number of shares outstanding
Converted from RSUs	2,053,782
Converted from TEUs	25,666,465
Cancelled during the year (in shares)	(260)
Number of shares outstanding at end of period (in shares)	407,931,017
Subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	331,629,917
Changes in number of shares outstanding
Converted from RSUs	2,053,782
Converted from TEUs	25,666,465
Cancelled during the year (in shares)	(260)
Number of shares outstanding at end of period (in shares)	359,349,904
Multiple voting shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	11,812,964
Changes in number of shares outstanding
Converted from RSUs	0
Converted from TEUs	0
Cancelled during the year (in shares)	0
Number of shares outstanding at end of period (in shares)	11,812,964
Preferred shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	36,768,149
Changes in number of shares outstanding
Number of shares outstanding at end of period (in shares)	36,768,149